Income Taxes - Schedule of Effective Tax Rate (Details) - PRC [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00%)	(10.00%)	(10.00%)
Effect of additional deduction allowed for tax purposes	(6.00%)	(8.00%)	(6.00%)
Effective tax rate	9.00%	7.00%	9.00%